Acquisitions and Equity Method Investment - Schedule of Fair Value of the Intangible Assets Acquired (Details) - PharmaLex Acquisition $ in Thousands	Jan. 01, 2023 USD ($)
Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 558,898
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 522,634
Useful Lives	12 years
Trade names
Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 30,931
Useful Lives	5 years
Software technology
Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 5,333
Useful Lives	6 years